Share Capital and Employee Compensation Plans - Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	396,400	513,200	377,000.0
Weighted Average Remaining Contractual Life (years)	4 years 7 months 6 days
Weighted Average Exercise Price (CAD$ per share)	$ 22.90	$ 22.32	$ 23.01
Number Exercisable at Year End (shares) | shares	233,800
Weighted Average Exercise Price (CAD$ per share)	$ 23.64
Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	332,200
Weighted Average Remaining Contractual Life (years)	4 years 10 months 24 days
Weighted Average Exercise Price (CAD$ per share)	$ 21.46
Number Exercisable at Year End (shares) | shares	169,600
Weighted Average Exercise Price (CAD$ per share)	$ 21.11
Range 1 [Member] | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	17.53
Range 1 [Member] | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	$ 23.03
Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	20,400
Weighted Average Remaining Contractual Life (years)	1 year 10 months 24 days
Weighted Average Exercise Price (CAD$ per share)	$ 26.54
Number Exercisable at Year End (shares) | shares	20,400
Weighted Average Exercise Price (CAD$ per share)	$ 26.54
Range 2 [Member] | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	23.04
Range 2 [Member] | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	$ 28.54
Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	36,900
Weighted Average Remaining Contractual Life (years)	3 years 10 months 24 days
Weighted Average Exercise Price (CAD$ per share)	$ 30.70
Number Exercisable at Year End (shares) | shares	36,900
Weighted Average Exercise Price (CAD$ per share)	$ 30.70
Range 3 [Member] | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	28.55
Range 3 [Member] | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	$ 34.04
Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	6,900
Weighted Average Remaining Contractual Life (years)	2 years 10 months 24 days
Weighted Average Exercise Price (CAD$ per share)	$ 39.48
Number Exercisable at Year End (shares) | shares	6,900
Weighted Average Exercise Price (CAD$ per share)	$ 39.48
Range 4 [Member] | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	34.05
Range 4 [Member] | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	$ 39.48